Supplemental Balance Sheet Information - Inventory Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2013
Inventory reserve
Beginning Balance	$ 9.8	$ 14.6	$ 16.0	$ 11.9
Charged to Cost and Expenses	9.1	8.9	13.9
Deductions	(9.6)	(15.2)	(14.4)
Impact of Foreign Exchange	(0.8)	1.5	(0.9)
Closing Balance	$ 8.5	$ 9.8	$ 14.6	$ 11.9